Accounting Changes - Additional Information (Detail) - Retained earnings from previous periods [member] $ in Millions	1 Months Ended
Jun. 30, 2018 CLP ($)
Disclosure of initial application of standards or interpretations [line items]
Loss on derivative contracts	$ 5,809
Gain on derivative contracts	$ 1,089